J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan U.S. Aggregate Bond ETF

(each a “Fund” and together, the “Funds”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated January 30, 2023

to the current Prospectus and Statement of Additional Information

Effective February 1, 2023, all references to the Funds in the Prospectus and Statement of Additional Information are hereby deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-FIETF-123